Investments in associates and joint arrangements - Associates (Details) € in Millions, Ksh in Billions	12 Months Ended
	Mar. 31, 2018 EUR (€) shares	Mar. 31, 2017 EUR (€)	Mar. 31, 2016 EUR (€)	Mar. 31, 2018 KES (Ksh)	Mar. 31, 2018 EUR (€)
Disclosure of associates [line items]
Investment in associates		€ 449			€ 441
Profit from continuing operations	€ (246)	(135)	€ (91)
Other comprehensive expense	1	2	(1)
Total comprehensive (expense)/income	€ (245)	(133)	(92)
Safaricom Limited
Disclosure of associates [line items]
Percentage of shareholding in associate	40.00%
Number of non-voting shares | shares	2
Fair value of investment in associate		3,996		Ksh 496
Investment in associates		449	450		€ 441
Profit from continuing operations	€ 187	182	151
Total comprehensive (expense)/income	€ 187	€ 182	€ 151